Average Annual Total Returns - Delaware Tax-Free Minnesota Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	(8.53%)	1.25%	2.13%	(13.89%)	(0.47%)	1.11%	(13.89%)	(0.48%)	1.08%	(7.33%)	0.26%	1.53%	(11.40%)	(0.31%)	0.81%	(9.66%)	0.68%	2.36%	Dec. 31, 2013